N-6	Apr. 24, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Apr. 24, 2025
Amendment Flag	false
Nationwide Survivorship II VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insureds. The maximum surrender charge is $47.50 per $1,000 of
Base Policy Specified Amount, or 4.750% of the Base Policy Specified Amount. For
example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,750.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insureds (e.g., ages, sexes, and rating classifications), see Standard Policy Charges and Policy Riders
and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.32%[1]
1 As a percentage of underlying mutual fund net assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insureds. The maximum surrender charge is $47.50 per $1,000 of
Base Policy Specified Amount, or 4.750% of the Base Policy Specified Amount. For
example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,750.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.75%
Surrender Charge Example Maximum [Dollars]	$ 4,750
Transaction Charges [Text Block]
Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insureds (e.g., ages, sexes, and rating classifications), see Standard Policy Charges and Policy Riders
and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.32%[1]
1 As a percentage of underlying mutual fund net assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.32%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund net assets.
Risks [Table Text Block]
RISKS
Risk of Loss	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option and the Fixed Account will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death
Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.

Investment Restrictions [Text Block]	● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).● Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account (see Fixed Account Transfers).● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● Not all investment options may be available under your policy (see Appendix A: Underlying Mutual Funds Available Under the Policy).
Optional Benefit Restrictions [Text Block]	● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.● Certain optional benefits limit or restrict the investment options available for investment.● Policy loans are not permitted while benefits are being paid under certain optional benefits.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.For more information, see Policy Riders and Rider Charges.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.For more information, see Taxes.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected.The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $47.50 per $1,000 of Base Policy Specified Amount	Minimum: $1.17 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-
tobacco and female, Issue Age 55,non-
tobacco, Base Policy Specified Amount
$1,000,000, Death Benefit Option 1 and a
complete surrender of the policy in year
one
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.46 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco, and Attained Age 35 female, preferred non-tobacco and policy year one	Upon making a Premium payment	10% of each Premium
†This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year ten	Monthly	$0.0096 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.09 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.30 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: 3.90% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.10 per $1,000 of Long-Term Care Specified Amount
Optional Benefit Charges
Four Year Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.00 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year four	$0.0009 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly	Maximum: $0.03 per $1,000 of Base Policy Specified Amount	Minimum: $0.01 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	$0.022 per $1,000 of Base Policy Specified Amount
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.124% of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 55 male preferred non-tobacco and Attained Age 55 female, preferred non-tobacco and policy year one	Monthly	0.075% of Cash Value allocated to the Sub-Accounts
†This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.32%

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $47.50 per $1,000 of Base Policy Specified Amount	Minimum: $1.17 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-
tobacco and female, Issue Age 55,non-
tobacco, Base Policy Specified Amount
$1,000,000, Death Benefit Option 1 and a
complete surrender of the policy in year
one
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.46 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco, and Attained Age 35 female, preferred non-tobacco and policy year one	Upon making a Premium payment	10% of each Premium
[1]The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Sales Load, Description [Text Block]	Percent of Premium Charge
Sales Load, When Deducted [Text Block]	Upon making a Premium payment
Sales Load (of Premium Payments), Maximum [Percent]	12.00%
Sales Load (of Premium Payments), Current [Percent]	6.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases
Deferred Sales Load (of Other Amount), Maximum [Percent]	47.50%
Deferred Sales Load (of Other Amount), Minimum [Percent]	1.17%
Deferred Sales Load, Footnotes [Text Block]
Representative: male, Issue Age 55, non-
tobacco and female, Issue Age 55,non-
tobacco, Base Policy Specified Amount
$1,000,000, Death Benefit Option 1 and a
complete surrender of the policy in year
one
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.46 per $1,000 of Base Policy Specified Amount from the policy's Cash Value

Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon a partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]	†This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year ten	Monthly	$0.0096 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.09 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.30 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: 3.90% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.10 per $1,000 of Long-Term Care Specified Amount
Optional Benefit Charges
Four Year Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.00 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year four	$0.0009 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly	Maximum: $0.03 per $1,000 of Base Policy Specified Amount	Minimum: $0.01 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	$0.022 per $1,000 of Base Policy Specified Amount
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.124% of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 55 male preferred non-tobacco and Attained Age 55 female, preferred non-tobacco and policy year one	Monthly	0.075% of Cash Value allocated to the Sub-Accounts
†This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.[1]The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.[2]
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year ten	Monthly	$0.0096 per $1,000 of Net Amount At Risk

Insurance Cost (of Face Amount), Maximum [Percent]	83.34%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Mortality and Expense Risk Fees, Description [Text Block]	Percent of Sub-Account Value Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.50%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.10%
Administrative Expenses, Description [Text Block]	Administrative Per Policy Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Administrative Expense, Current [Dollars]	$ 10.00
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.32%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	1.32%
Item 5. Principal Risks [Table Text Block]	Principal Risks Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness. Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insureds, see Fee Table and Standard Policy Charges. Risk of Allocating Cash Value to the Fixed Account Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing. Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse. Fixed Account Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account. Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks. Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center. Investment Option Restrictions Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended No-Lapse Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider. Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Surviving Insured possessed any incident of ownership in the policy. The death of both Insureds within three years of a policy assignment or other transfer may require inclusion of the Death Benefit Proceeds in the gross estate of the Surviving Insured. Also, the estate of the first Insured to die may be required to include the value of the policy if the first Insured possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein. State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center. Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	The Death BenefitStandard Death Benefit Options Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit. Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death. Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death. Calculation of the Death BenefitThe Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Surviving Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Surviving Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.The Minimum Required Death BenefitThe policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code. The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code: •the cash value accumulation test; or •the guideline premium/cash value corridor test. If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. Cash Value Accumulation Test The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times. Guideline Premium/Cash Value Corridor Test The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured. In deciding which test to elect for the policy, consider the following: •The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code. •Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years. •Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit. Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy. Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, the Extended No-Lapse Guarantee Rider will terminate. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.Incontestability Nationwide will not contest payment of the Death Benefit based on the initial Base Policy Specified Amount after the policy has been In Force during the Insureds' lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Base Policy Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds' lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.Suicide If the Surviving Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. Similarly, if the Surviving Insured dies by suicide within two years from the date an application for an increase in the Base Policy Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus all monthly policy charges associated with any increase in Base Policy Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes in the Death Benefit OptionAfter the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change. For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, the Extended No-Lapse Guarantee Rider will terminate. The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option. Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Charges and Contract Values, Note (N-6) [Text Block]	The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Surviving Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Surviving Insured dies. While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider	Accelerates a portion of the Base Policy Specified Amount for qualified long-term care services for one or both Insureds	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● Insureds must be between Attained Age 35 and 80
when the Rider is elected
● Long-Term Care Specified Amount elected for a
covered Insured must be at least 10% of the Base
Policy Specified Amount and no more than the
lesser of 50% of the Base Policy Specified Amount
or the maximum dollar amount Nationwide is
offering when the policy is issued
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Four Year Term Insurance Rider	Adds an elected percentage of the Base Policy Specified Amount to the Death Benefit	Optional
● Rider only available to be elected at the time of
application
● Rider benefit limited to the elected percentage from
10% to 122.22% of the Base Policy Specified
Amount on the Policy Date reduced by any
decreases
● The Surviving Insured must die while the Policy is
In Force and within four years of the Policy Date
● If the Surviving Insured commits suicide within two
years from the Policy Date, the benefit will be
limited to the total charge deducted for this Rider
● The Policy Owner may not change, increase, or
decrease the Four Year Term Insurance Rider
Specified Amount
● The Rider terminates if either the Extended No-
Lapse Guarantee Rider or the Policy Split Option
Rider is invoked

Policy Split Option Rider	Allows Policy Owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability	Optional
● Rider only available to be election at the time of
application
● Can only be invoked upon the occurrence of one of
two limited events: certain marriage terminations or
certain federal tax law changes
● The Policy Owner must provide Nationwide with
written notice of a qualifying event within 12 months
of its occurrence
● Cannot be invoked during a Grace Period, after one
Insured has died, or when the older Insured
reaches Attained Age 80
● Rider must be terminated to add Long-Term Care
Rider after the policy is issued

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
● Rider only available to be elected at the time of
application for policies with Death Benefit option 1
● If the Death Benefit is changed from Death Benefit
Option 1 this Rider will terminate
● Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
● Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
● Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
● Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
● All Premium received during the first policy year is
applied to the program’s originating Sub-Account
● Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
● Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
● Enhanced dollar cost averaging is not available
when the Advantage Program is elected
● Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
● Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Policy Riders and Rider ChargesPolicy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued. Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider. Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges. The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table. Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected); •The younger Insured is, or would have been, Attained Age 65 or older; •The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and •For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders. The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
● The policy was issued with the cash value accumulation life insurance qualification test
● The younger Insured’s Attained Age is 77
● Policy is in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and a factor ranging from 0.15% to 18.50%, based on the Attained Age the younger Insured is or would have been when this Rider is invoked and shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where it is approved. Contact the Service Center for information regarding availability, see Contacting the Service Center. For policies with Insureds with Attained Ages between 35 and 80 and subject to state availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force to cover one or both of the Insureds. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider Benefit The benefit associated with the Rider is that, upon a covered Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit, see Invoking the Rider. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider has no Cash Surrender Value and no loan value. The Long-Term Care Specified Amount elected for a covered Insured must be at least 10% of the Base Policy Specified Amount and no more than the maximum dollar amount stated in the Policy Specification Pages, which is equal to the lesser of 50% of the Base Policy Specified Amount or the maximum dollar amount of Long-Term Care Specified Amount Nationwide is offering at the time the policy is issued. The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to a covered Insured’s Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the Health Insurance Portability and Accountability Act per diem amount, or Indebtedness. A covered Insured’s maximum lifetime benefit is the lesser of that covered Insured’s Long-Term Care Specified Amount or, if there is Indebtedness, the lesser of (1) or (2) where: (1)is each covered Insured’s Long-Term Care Specified Amount, respectively, minus the result of, a. divided by b. timed c, where: (a)is that covered Insured’s Long-Term Care Specified Amount; (b)is the sum of the covered Insureds’ Long-Term Care Specified Amounts; and (c)is the greater of (i)zero; or (ii)Indebtedness plus the Total Long-Term Care Benefit Value minus the Base Policy Specified Amount; and (2)is the Base Policy Specified Amount minus any Indebtedness. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)2% of a covered Insured’s Long-Term Care Specified Amount; (2)two times the per diem amount allowed by the Health Insurance Portability and Accountability Act, as amended, times thirty; or (3)1/12 of a covered Insured’s maximum lifetime long-term care benefit, which is the lesser of that covered Insured’s Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the monthly benefit amount available in succeeding months.
Example:
Assume a covered Insured’s Long-Term Care Specified Amount is $400,000. If the
invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the Long-Term Care
Specified Amount ($400,000 x 2%=$8,000). If there is no Indebtedness, this monthly benefit will be paid until either the covered Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to a covered Insured’s maximum lifetime benefit.

Long-Term Care Specified Amount Increases or Decreases Increases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to Nationwide’s underwriting approval and the maximum permitted dollar amount of Long-Term Care Rider Benefit stated in the Policy Specification Pages. Decreases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to the 10% of Base Policy Specified Amount minimum. A covered Insured’s Long-Term Care Specified Amount after a decrease must also be no less than any Long-Term Care Rider benefits paid for that covered Insured. Impact of Base Policy Specified Amount Increases and Decreases Increases to the Base Policy Specified Amount will not result in an automatic increase to a covered Insured’s Long-Term Care Specified Amount. Requests to increase the Base Policy Specified Amount that will result in a covered Insured’s Long-Term Care Specified Amount being less than the 10% of the Base Policy Specified Amount minimum will require a request to increase that Insured’s Long-Term Care Specified Amount, subject to Nationwide’s underwriting approval. If the request to increase the covered Insured’s Long-Term Care Specified Amount is not approved, the request to increase the Base Policy Specified Amount will also not be approved. Partial surrenders and requests to decrease the Base Policy Specified Amount will result in an automatic reduction to a covered Insured’s Long-Term Care Specified Amount when such request will cause that covered Insured’s Long-Term Care Specified Amount to exceed 50% of the Base Policy Specified Amount. However, requested Base Policy Specified Amount decreases or partial surrenders will not be permitted when: (1)the Base Policy Specified Amount decrease would cause an Insured’s Long-Term Care Specified Amount to be less than the Long-Term Care Rider benefits already paid for that Insured; or (2)the Base Policy Specified Amount would be decreased below two times the total benefit amount already paid for the Insured for whom the greatest of amount Rider benefit has been paid.Invoking the Rider To invoke this Rider, a covered Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment or (2) unable to perform without substantial assistance least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The covered Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the covered Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the covered Insured's medical records and physical examinations of the covered Insured. In addition, a 90-day waiting period beginning the day after a covered Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If a covered Insured does not require qualified long-term care services over a continuous 90-day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once by a covered Insured, each Insured respectively if both are covered, while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: new policy loans (existing policy loans reduce the total amount available for long-term care benefits, but do not impact eligibility to invoke this Rider), partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge for a covered Insured will be waived while Long-Term Care Rider benefits are being paid for that covered Insured; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient. •Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for this Rider and other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing. •Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit. If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Long-Term Care Benefit Value or Cash Value in calculating the Death Benefit. This will reduce the Death Benefit, unless the Total Long-Term Care Rider Benefit Value equals the Base Policy Specified Amount and no benefits have been paid under this Rider. To avoid a potential reduction of the Death Benefit due to the Rider’s policy lapse protection feature, the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and a covered Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement. •Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received. Claims Written notice of a claim must be given within 30 days after a covered Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms a covered Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for a qualifying covered Insured. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have a covered Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid for that covered Insured. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Termination of Coverage A covered Insured’s coverage terminates when that Insured dies. The Rider will terminate when the Overloan Lapse Protection Rider II or the Policy Split Option Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of an Insured’s coverage, Rider benefits will no longer be available for that Insured, except as described below, and the applicable Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if a covered Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments for the applicable Insured will end when their maximum lifetime benefit has been paid. Long-Term Care Rider Charge There is a separate monthly charge deducted from the Cash Value for each covered Insured. The charge compensates Nationwide for providing long-term care benefits upon a covered Insured meeting certain eligibility requirements. The monthly Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount for each covered Insured. Each increase of a covered Insured’s Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to a covered Insured’s potential need for long-term care over time and will vary by a covered Insured's sex, Issue Age, rate class, rate type, rate class multiple, and the effective date of coverage. The Long-Term Care Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. The monthly charge for a covered Insured terminates at Attained Age 100 or upon termination of coverage for the covered Insured. Four Year Term Insurance Rider This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that the Surviving Insured died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the Base Policy Specified Amount and the minimum is 10%. The Policy Owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
Example:
Assume the following:
● Base Policy Specified Amount is $500,000
● Death Benefit Option 2
● Cash Value is $40,000
● Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
● No Indebtedness
● No Long-Term Care Rider benefits have been paid
● Neither the Extended No-Lapse Guarantee Rider nor the Policy Split Option Rider have been invoked
If the Surviving Insured dies within the first four policy years and the Surviving Insured did not commit suicide within the first two years from the Policy Date, the Death Benefit under the base policy will be $540,000 and the Death Benefit under the Four Year Term Insurance
Rider will be $611,100, for a total Death Benefit of $1,151,100.

The Four Year Term Insurance Rider Specified Amount will not change unless the Base Policy Specified Amount is decreased below the Base Policy Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally. If the Surviving Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider. This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next Policy Monthaversary. Four Year Term Insurance Rider Charge The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective Policy Monthaversary when this Rider's charge is calculated. This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Interaction with other Riders This Rider terminates if the Policy Split Option Rider is invoked.Policy Split Option Rider The Policy Split Option Rider is only available for election at the time of application and if the Long-Term Care Rider is not elected. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued. This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes: •the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and •a federal tax law change occurs resulting in reduction of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider. There is no Cash Surrender Value or loan value attributable to this Rider. In order to invoke the Rider, the Policy Owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period. The following will apply to the new policies issued as a result of the policy exchange: (1)The initial specified amount of each of the new policies will be the lesser of: (a)one-half of the Base Policy Specified Amount on the Policy Date; or (b)one-half of the Base Policy Specified Amount on the exchange date. (2)The following policy values will be split evenly between the new policies, one-half to each: (a)the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date; (b)any policy Indebtedness on the exchange date. If the Indebtedness applied to a new policy exceeds the maximum permitted Indebtedness for that new policy, the excess must be repaid on the exchange date. (3)Premium requirements, charges, and deductions for each new policy will be based on each Insured's underwriting class under the existing policy and Attained Age as defined by the new policy. (4)Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date. The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the Policy Owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Example:
Assume both Insureds are living, the Rider was elected at the time of application, one of the two events described above has occurred, and the following:
● Base Policy Specified Amount of the initial policy: $500,000
● Cash Value of the initial policy: $60,000
This Rider allows the initial policy to be terminated and two new separate individual life insurance policies be issued on each Insured as follows:
Policy 1, insuring Insured 1
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy 2, insuring Insured 2
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy Split Option Rider Charge The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The monthly charge rate is based on the average Attained Ages of the two Insureds on the Policy Date. The monthly charge is the product of the monthly charge rate and the lesser of the Base Policy Specified Amount in effect on the Policy Date divided by $1,000, or the Base Policy Specified Amount in effect on any Policy Monthaversary divided by $1,000. This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Interaction with other Riders Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate. If the Policy Split Option Rider is elected, it will terminate if the Overloan Lapse Protection Rider II is invoked or if the Policy Owner elects the Long-Term Care Rider after the policy is issued.Extended No-Lapse Guarantee Rider This Rider is only available for election at the time of application for the policy and only if Death Benefit Option 1 is elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a Policy Owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider Benefit This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience. While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned Premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on Policy Owner selected assumptions, including: •an Attained Age of the younger Insured; •policy and Rider coverage elections in effect on the Policy Date; •any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and •any planned partial surrenders, policy loans, and loan repayments. Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of Premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the Policy Owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received. How this Rider Works If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if: (1)the protection provided by the Guaranteed Policy Continuation Provision has ended; (2)this Rider has not terminated; and (3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero. The no-lapse guarantee value is calculated as follows: (1)the prior day’s no-lapse guarantee value; plus (2)no-lapse guarantee interest factors; plus (3)Premium received; minus (4)no-lapse guarantee policy and Rider charge factors; minus (5)partial surrenders. The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against Premium or Cash Value. The no-lapse guarantee value factors vary by the amount of Premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other Riders. How Premium and loan payments are allocated, and the no-lapse guarantee interest and policy and Rider charge factors are applied, for purposes of calculating the no-lapse guarantee value is described in the Rider and Policy Specification Pages. If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional Premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value. If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional Premium may be required to prevent Lapse of the policy when the younger Insured reaches, or would have reached, the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
● the Extended No-Lapse Guarantee Rider is In Force;
● the policy’s Guaranteed Policy Continuation Provision has ended;
● the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
● the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance Coverage The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage. If the death benefit option is changed from Death Benefit Option 1, this Rider will terminate. In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months. Rider Grace Period, Lapse, and Reinstatement This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a Grace Period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The Grace Period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months. If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement. Allocation Restrictions Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider. Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy Owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider. Termination of the Extended No-Lapse Guarantee Rider This Rider will terminate and no coverage will apply if any of the following occurs: •the younger Insured reaches, or would have reached, Attained Age 120; •the Rider Lapses; •the Overloan Lapse Protection Rider is invoked; •the policy terminates; •the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or •the death benefit option is changed from Death Benefit Option 1 to any other death benefit option. Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed. Extended No-Lapse Guarantee Rider Charges Two forms of charge are assessed while this Rider is In Force. Percent of Premium Charge A Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received. The Rider percent of Premium charge rate may vary by the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium received in a policy year. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 10% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase. Percent of Sub-Account Charge The monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ sexes, Issue Ages, rate classes, rate types, rate class multiples, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.50% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.90% for the first 10 policy years. The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value. Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply: •enhanced dollar cost averaging is not available; •the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and •requested transfers of Program Value are not permitted while the Advantage Program is in effect. The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events. The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected. Benefit Provided by the Advantage Program The Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and •an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider. The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
● Younger Insured is Male, Issue Age 35; ● Risk Class Non-Tobacco; ● Specified Amount $500,000; and ● no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the Policy Owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $61,470 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account L and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the Policy Owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to the younger Insured’s Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the Policy Owner had not participated in the Advantage Program, the initial Premium of $61,470 would have only provided a no-
lapse guarantee to the younger Insured’s Attained Age 93.

Termination of the Advantage Program The Advantage Program will terminate on the earliest of the following occurrences: •Nationwide receives the Policy Owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated; •the date the Program Duration has been completed; or •the date the policy terminates for any reason. If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the Policy Owner requests termination, or the Program Duration ends. If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the Policy Owner directs Nationwide otherwise.Dollar Cost Averaging Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed each month until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Vto any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected. Restrictions on transfers from the Fixed Account do not apply to dollar cost averaging programs. If a dollar cost averaging program terminates at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is elected, see Fixed Account Restrictions. Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Enhanced Dollar Cost Averaging Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. Enhanced dollar cost averaging is not available if the Extended No-Lapse Guarantee Rider Advantage Program is elected, see Extended No-Lapse Guarantee Rider. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Asset Rebalancing A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event. A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts. Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors. At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center. A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections: (1)Payment type: (a)Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or (b)Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration. (2)Illustration assumptions: (a)an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form; (b)minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date; (c)a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and (d)payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only. Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse. Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Younger Insured's Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (younger Insured's Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at the younger
Insured's Attained Age 95 and the Fixed Duration option for 25 years.
● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at the younger Insured's Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions: (1)To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when: (a)the policy's Investment in the Contract is reduced to zero; (b)a partial surrender within the first 15 policy years would be a taxable event; (c)or to prevent the policy from becoming a MEC, see Taxes. Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans. (2)While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted. (3)Programs will terminate on the earliest of the following: (a)Nationwide’s receipt at the Service Center of a written request to terminate participation; (b)at the time the policy enters a Grace Period or terminates for any reason; (c)if, while an Automated Income Monitor program is active, a separate request for a policy loan or partial surrender is made; (d)upon a change of Policy Owner; (e)for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election; (f)on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified; (g)for policies with the guideline premium life insurance qualification test elected, at any time the scheduled partial surrender would cause the policy to fail to qualify as life insurance under Section 7702 of the Code, this might occur if the Base Policy Specified Amount is significantly decreased prior to beginning an Automated Income Monitor program, consult your financial professional; (h)the policy's Maturity Date; or (i)when the Overloan Lapse Protection Rider is invoked or when the Long-Term Care Rider begins providing benefits after the elimination period. Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.Policy Loans After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds. Loan Amount The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below. Collateral and the Policy Loan Account As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and Fixed Account. Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. If the Policy Owner elects transfer from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested Policy loan amount, the remainder of the Policy loan will also be transferred in the same order as monthly deductions are taken. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency. The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate of 1.00%. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account. Interest Charged Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit. If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan. Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually. Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity. When Interest is Charged and Credited Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options: •Annually, at the end of a policy year; •At the time a new loan is requested; •When a loan repayment is made; •Upon the Surviving Insured's death; •Upon policy Lapse; and/or •Upon a full surrender of the policy. In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness. Repayment The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts. Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness. Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments. If the Policy Owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Program Value. Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts and Fixed Account according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the Fixed Account are subject to the same restrictions as Premium, see Premium Payments. Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
LapseThe policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.Guaranteed Policy Continuation ProvisionThe policy provides for a Guaranteed Policy Continuation Provision during the No-Lapse Guarantee Period shown in the Policy Specification Pages. During the No-Lapse Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the No-Lapse Guarantee Monthly Premium in effect for each respective month since the policy was issued.The No-Lapse Guarantee Monthly Premium required is stated in the Policy Specification Pages and will vary by the Insureds' Issue Ages, sexes, underwriting classifications, any Substandard Ratings, the Base Policy Specified Amount and any Riders elected. The No-Lapse Guarantee Monthly Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Base Policy Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the No-Lapse Guarantee Monthly Premium may change. A change will result in reissued Policy Specification Pages which will show the new No-Lapse Guarantee Monthly Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.When the No-Lapse Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.Duration of the No-Lapse Guarantee Period The No-Lapse Guarantee Period begins when Nationwide issues the policy. The duration of the No-Lapse Guarantee Period depends on the younger Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Issue Age:	18-69	70 or older
Duration of No-Lapse Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years

Benefits Available [Table Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider	Accelerates a portion of the Base Policy Specified Amount for qualified long-term care services for one or both Insureds	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● Insureds must be between Attained Age 35 and 80
when the Rider is elected
● Long-Term Care Specified Amount elected for a
covered Insured must be at least 10% of the Base
Policy Specified Amount and no more than the
lesser of 50% of the Base Policy Specified Amount
or the maximum dollar amount Nationwide is
offering when the policy is issued
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Four Year Term Insurance Rider	Adds an elected percentage of the Base Policy Specified Amount to the Death Benefit	Optional
● Rider only available to be elected at the time of
application
● Rider benefit limited to the elected percentage from
10% to 122.22% of the Base Policy Specified
Amount on the Policy Date reduced by any
decreases
● The Surviving Insured must die while the Policy is
In Force and within four years of the Policy Date
● If the Surviving Insured commits suicide within two
years from the Policy Date, the benefit will be
limited to the total charge deducted for this Rider
● The Policy Owner may not change, increase, or
decrease the Four Year Term Insurance Rider
Specified Amount
● The Rider terminates if either the Extended No-
Lapse Guarantee Rider or the Policy Split Option
Rider is invoked

Policy Split Option Rider	Allows Policy Owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability	Optional
● Rider only available to be election at the time of
application
● Can only be invoked upon the occurrence of one of
two limited events: certain marriage terminations or
certain federal tax law changes
● The Policy Owner must provide Nationwide with
written notice of a qualifying event within 12 months
of its occurrence
● Cannot be invoked during a Grace Period, after one
Insured has died, or when the older Insured
reaches Attained Age 80
● Rider must be terminated to add Long-Term Care
Rider after the policy is issued

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
● Rider only available to be elected at the time of
application for policies with Death Benefit option 1
● If the Death Benefit is changed from Death Benefit
Option 1 this Rider will terminate
● Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
● Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
● Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
● Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
● All Premium received during the first policy year is
applied to the program’s originating Sub-Account
● Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
● Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
● Enhanced dollar cost averaging is not available
when the Advantage Program is elected
● Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
● Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Operation of Benefit [Text Block]	LapseThe policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Policy The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/SVULII/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/SVULII/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.55%	16.44%	8.32%	8.32%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	13.94%	10.04%	11.02%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	31.96%	19.13%	16.88%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	24.54%	13.30%	12.49%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	6.86%	4.80%	6.49%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.27%*	19.40%	12.48%	10.54%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.26%	4.42%	5.00%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.47%*	1.39%	-0.20%	1.42%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.86%*	8.87%	11.24%	9.24%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	4.75%	2.06%	2.32%
Equity	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.49%	26.62%	15.71%	14.88%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.65%	9.10%	5.07%	5.71%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	5.38%	0.81%	1.53%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	3.82%	4.11%	5.91%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.28%	6.62%	7.08%	5.62%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio) Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	5.48%	1.91%	1.57%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.21%	13.38%	8.43%	8.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.28%	8.14%	12.55%	9.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation- Protected Securities Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.11%	1.88%	1.82%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.56%	30.39%	18.93%	16.63%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.38%	1.79%	0.46%	1.93%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.81%*	3.88%	2.75%	3.83%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	12.68%	10.49%	9.00%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	15.61%	9.88%	12.40%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.73%	32.10%	18.09%	19.34%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	2.66%	0.11%	1.50%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	11.61%	8.03%	8.63%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	2.78%	3.64%	4.95%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.48%*	5.30%	2.27%	2.17%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	13.75%	9.74%	9.05%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.83%*	15.66%	9.71%	8.47%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.69%*	9.47%	5.52%	5.35%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.74%*	12.69%	7.61%	6.98%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.61%*	5.36%	2.61%	3.12%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I) Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.80%*	8.90%	4.24%	4.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.72%*	11.31%	6.72%	6.27%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y) Investment Advisor: Nationwide Fund Advisors	0.77%*	13.94%	8.70%	7.75%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	15.49%	11.25%	9.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.38%	1.08%	-0.68%	0.98%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	4.88%	2.21%	1.46%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.45%	3.11%	4.37%	4.96%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.81%	-0.81%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.73%*	15.57%	10.43%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	23.66%	15.28%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	26.06%	22.23%	16.86%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.40%	13.49%	9.90%	9.25%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%*
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	24.76%	14.26%	12.83%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	10.86%	6.86%	7.32%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	11.99%	8.25%	8.14%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	6.86%	4.68%	4.84%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	6.00%	3.75%	3.76%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.55%	10.79%	7.38%	7.25%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	8.84%	6.06%	6.11%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.85%	1.66%	6.08%	8.47%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Extended No-Lapse Guarantee Rider Investment Options Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider. Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a Policy Owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular Policy Owner due to the date the policy was issued. Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider. Only the investment options shown below are available for election while this Rider is In Force:•the Fixed Account; and/or any combination of the Sub-Accounts listed below: •American Funds Insurance Series® - Asset Allocation Fund: Class 2 •Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A •Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares •Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class Y) •Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class Y) •Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class Y) •Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class Y) •Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class Y) •Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class Y) •Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 •Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 •Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 •Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 •Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Survivorship II VUL | PolicyLapseMember
Prospectus:
Risk [Text Block]	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.For more information, see Principal Risks and Lapse.
Nationwide Survivorship II VUL | UnfavorableSubAccountInvestmentExperienceMember
Prospectus:
Principal Risk [Text Block]	Unfavorable Sub-Account Investment Experience The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned. Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Nationwide Survivorship II VUL | RiskofIncreaseinCurrentFeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Charges Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insureds, see Fee Table and Standard Policy Charges.
Nationwide Survivorship II VUL | RiskAllocatingCashValuetotheFixedAccountOptionMember
Prospectus:
Principal Risk [Text Block]	Risk of Allocating Cash Value to the Fixed Account Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Survivorship II VUL | LimitationofAccessToCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitation of Access To Cash Value A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Nationwide Survivorship II VUL | FixedAccountTransferRestrictionsandLimitationsMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Transfer Restrictions and Limitations In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account.
Nationwide Survivorship II VUL | SubAccountTransferLimitationsMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Transfer Limitations Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Nationwide Survivorship II VUL | SubAccountInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Sub-Account Investment Risk The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide Survivorship II VUL | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Option Restrictions Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended No-Lapse Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider.
Nationwide Survivorship II VUL | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes. The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Surviving Insured possessed any incident of ownership in the policy. The death of both Insureds within three years of a policy assignment or other transfer may require inclusion of the Death Benefit Proceeds in the gross estate of the Surviving Insured. Also, the estate of the first Insured to die may be required to include the value of the policy if the first Insured possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Nationwide Survivorship II VUL | StateVariationsMember
Prospectus:
Principal Risk [Text Block]	State Variations Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued. Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Nationwide Survivorship II VUL | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Policy Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Survivorship II VUL | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risks Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Survivorship II VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Policy Owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Nationwide Survivorship II VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Nationwide Survivorship II VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this policy is subject to the risk of poor investment performance. Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.● Each investment option and the Fixed Account will have its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Survivorship II VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Nationwide Survivorship II VUL | Contract Lapse Risk [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Policy Lapse Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesGlobalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.96%
Average Annual Total Returns, 5 Years [Percent]	19.13%
Average Annual Total Returns, 10 Years [Percent]	16.88%
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.54%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesNewWorldFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Nationwide Survivorship II VUL | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Nationwide Survivorship II VUL | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Nationwide Survivorship II VUL | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
Nationwide Survivorship II VUL | ColumbiaFundsVariableInsuranceTrustColumbiaVariablePortfolioSmallCapValueFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Nationwide Survivorship II VUL | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioLimitedDurationCreditFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Nationwide Survivorship II VUL | DeutscheDWSVariableSeriesIDWSCapitalGrowthVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.62%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	14.88%
Nationwide Survivorship II VUL | DeutscheDWSVariableSeriesIIDWSGlobalIncomeBuilderVIPClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Nationwide Survivorship II VUL | DFAInvestmentDimensionGroupIncDimensionalVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Nationwide Survivorship II VUL | DFAInvestmentDimensionsGroupIncDimensionalVITInflationProtectedSecuritiesPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.88%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Nationwide Survivorship II VUL | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Nationwide Survivorship II VUL | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Nationwide Survivorship II VUL | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Nationwide Survivorship II VUL | InvescoInvescoVIBalancedRiskAllocationFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Nationwide Survivorship II VUL | InvescoInvescoVIMainStreetSmallCapFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Nationwide Survivorship II VUL | JanusAspenSeriesJanusHendersonEnterprisePortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Nationwide Survivorship II VUL | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	32.10%
Average Annual Total Returns, 5 Years [Percent]	18.09%
Average Annual Total Returns, 10 Years [Percent]	19.34%
Nationwide Survivorship II VUL | JanusAspenSeriesJanusHendersonOverseasPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Nationwide Survivorship II VUL | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Nationwide Survivorship II VUL | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	1.50%
Nationwide Survivorship II VUL | MFSVariableInsuranceTrustMFSValueSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.61%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Nationwide Survivorship II VUL | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	2.78%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Nationwide Survivorship II VUL | MFSVariableInsuranceTrustIIIMFSLimitedMaturityPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Nationwide Survivorship II VUL | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	9.05%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.66%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRBalancedFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	9.47%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRCapitalAppreciationFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRConservativeFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRManagedGrowthIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRModerateFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBlueprintRModeratelyAggressiveFundClassYMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.49%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITBondIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.08%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	2.21%
Average Annual Total Returns, 10 Years [Percent]	1.46%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITJPMorganUSEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	23.66%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	26.06%
Average Annual Total Returns, 5 Years [Percent]	22.23%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	13.49%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITNASDAQ100IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.47%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITSP500IndexFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	24.76%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Nationwide Survivorship II VUL | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Survivorship II VUL | NorthernLightsVariableTrustTOPSAggressiveGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Nationwide Survivorship II VUL | NorthernLightsVariableTrustTOPSBalancedETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Nationwide Survivorship II VUL | NorthernLightsVariableTrustTOPSConservativeETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Nationwide Survivorship II VUL | NorthernLightsVariableTrustTOPSGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	7.25%
Nationwide Survivorship II VUL | NorthernLightsVariableTrustTOPSModerateGrowthETFPortfolioClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Nationwide Survivorship II VUL | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.66%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Nationwide Survivorship II VUL | ServiceMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Service Fee[1]
Other Transaction Fee, When Deducted [Text Block]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
Nationwide Survivorship II VUL | OverloanLapseProtectionRiderIIMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Lapse Protection Rider II Charge
Other Transaction Fee, When Deducted [Text Block]	Upon invoking the Rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	185.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value

Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Purpose of Benefit [Text Block]	Prevent the policy from Lapsing due to Indebtedness
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Subject to eligibility requirements to invoke the Rider● Election to invoke is irrevocable● Once invoked, all other Riders terminate● Cash Value will be transferred to the Fixed Account and may not be transferred out● No further loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Overloan Lapse Protection Rider II
Operation of Benefit [Text Block]	Overloan Lapse Protection Rider II A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy. Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider. Availability All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting). The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed. Eligibility The Policy Owner is eligible to invoke the Rider upon meeting the following conditions: •The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected); •The younger Insured is, or would have been, Attained Age 65 or older; •The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and •For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders. The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met. Impact on Other Riders and the Policy When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable. Additionally, Nationwide will adjust the policy as follows: (1)If not already in effect, the death benefit option will be changed to Death Benefit Option 1. (2)The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision. (3)Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages). After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy. Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value. Overloan Lapse Protection Rider II Charge The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and a factor ranging from 0.15% to 18.50%, based on the Attained Age the younger Insured is or would have been when this Rider is invoked and shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test. If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Calculation Method of Benefit [Text Block]
Example:
Assume the policy is currently In Force and the following:
● The policy was issued with the cash value accumulation life insurance qualification test
● The younger Insured’s Attained Age is 77
● Policy is in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
(6) After this Rider is invoked, no other changes to the policy can be made.

Nationwide Survivorship II VUL | ExtendedNoLapseGuaranteeRiderPercentofPremiumChargeMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Premium Charge
Other Transaction Fee, When Deducted [Text Block]	Upon making a Premium payment
Other Transaction Fee (of Other Amount), Maximum [Percent]	15.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
Representative: an Attained Age 35 male preferred non-tobacco, and Attained Age 35 female, preferred non-tobacco and policy year one	Upon making a Premium payment	10% of each Premium

Nationwide Survivorship II VUL | FlatExtraChargeMember
Prospectus:
Insurance Cost, Description [Text Block]	Flat Extra Charge[1]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost (of Face Amount), Maximum [Percent]	2.09%
Insurance Cost, Footnotes [Text Block]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
Nationwide Survivorship II VUL | Per1000SpecifiedAmountChargeMember
Prospectus:
Expense Risk Fees, Description [Text Block]	Per $1,000 of Specified Amount Charge
Expense Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees (of Face Amount), Maximum [Percent]	3.14%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.09%
Expense Risk Fees, Footnotes [Text Block]
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.30 per $1,000 of Base Policy Specified Amount

Nationwide Survivorship II VUL | PolicyLoanInterestMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest Charge[2]
Optional Benefit Charge, When Deducted [Text Block]	Annuallyand at the time of certain events and transactions
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.90%
Optional Benefit Expense, Footnotes [Text Block]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
Nationwide Survivorship II VUL | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.10 per $1,000 of Long-Term Care Specified Amount

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	4.17%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Accelerates a portion of the Base Policy Specified Amount for qualified long-term care services for one or both Insureds
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Underwriting requirements for the Rider are separate and distinct from the policy, and the Rider does not provide benefits for certain conditions or events● Insureds must be between Attained Age 35 and 80 when the Rider is elected● Long-Term Care Specified Amount elected for a covered Insured must be at least 10% of the Base Policy Specified Amount and no more than the lesser of 50% of the Base Policy Specified Amount or the maximum dollar amount Nationwide is offering when the policy is issued● Subject to maximum monthly benefit● Subject to eligibility requirements to invoke the Rider● Subject to an elimination period, a 90-day waiting period, before benefits are paid● Written notice of claim is required● Benefit associated with the Rider may not cover all long-term care costs incurred● While benefit is being paid no loans or partial surrenders may be taken from the policy
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider Availability This Rider is only available for new or In Force policies in states where it is approved. Contact the Service Center for information regarding availability, see Contacting the Service Center. For policies with Insureds with Attained Ages between 35 and 80 and subject to state availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force to cover one or both of the Insureds. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider. There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right). State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center. Long-Term Care Rider Benefit The benefit associated with the Rider is that, upon a covered Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit, see Invoking the Rider. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider has no Cash Surrender Value and no loan value. The Long-Term Care Specified Amount elected for a covered Insured must be at least 10% of the Base Policy Specified Amount and no more than the maximum dollar amount stated in the Policy Specification Pages, which is equal to the lesser of 50% of the Base Policy Specified Amount or the maximum dollar amount of Long-Term Care Specified Amount Nationwide is offering at the time the policy is issued. The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to a covered Insured’s Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the Health Insurance Portability and Accountability Act per diem amount, or Indebtedness. A covered Insured’s maximum lifetime benefit is the lesser of that covered Insured’s Long-Term Care Specified Amount or, if there is Indebtedness, the lesser of (1) or (2) where: (1)is each covered Insured’s Long-Term Care Specified Amount, respectively, minus the result of, a. divided by b. timed c, where: (a)is that covered Insured’s Long-Term Care Specified Amount; (b)is the sum of the covered Insureds’ Long-Term Care Specified Amounts; and (c)is the greater of (i)zero; or (ii)Indebtedness plus the Total Long-Term Care Benefit Value minus the Base Policy Specified Amount; and (2)is the Base Policy Specified Amount minus any Indebtedness. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of: (1)2% of a covered Insured’s Long-Term Care Specified Amount; (2)two times the per diem amount allowed by the Health Insurance Portability and Accountability Act, as amended, times thirty; or (3)1/12 of a covered Insured’s maximum lifetime long-term care benefit, which is the lesser of that covered Insured’s Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the monthly benefit amount available in succeeding months. Long-Term Care Specified Amount Increases or Decreases Increases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to Nationwide’s underwriting approval and the maximum permitted dollar amount of Long-Term Care Rider Benefit stated in the Policy Specification Pages. Decreases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to the 10% of Base Policy Specified Amount minimum. A covered Insured’s Long-Term Care Specified Amount after a decrease must also be no less than any Long-Term Care Rider benefits paid for that covered Insured. Impact of Base Policy Specified Amount Increases and Decreases Increases to the Base Policy Specified Amount will not result in an automatic increase to a covered Insured’s Long-Term Care Specified Amount. Requests to increase the Base Policy Specified Amount that will result in a covered Insured’s Long-Term Care Specified Amount being less than the 10% of the Base Policy Specified Amount minimum will require a request to increase that Insured’s Long-Term Care Specified Amount, subject to Nationwide’s underwriting approval. If the request to increase the covered Insured’s Long-Term Care Specified Amount is not approved, the request to increase the Base Policy Specified Amount will also not be approved. Partial surrenders and requests to decrease the Base Policy Specified Amount will result in an automatic reduction to a covered Insured’s Long-Term Care Specified Amount when such request will cause that covered Insured’s Long-Term Care Specified Amount to exceed 50% of the Base Policy Specified Amount. However, requested Base Policy Specified Amount decreases or partial surrenders will not be permitted when: (1)the Base Policy Specified Amount decrease would cause an Insured’s Long-Term Care Specified Amount to be less than the Long-Term Care Rider benefits already paid for that Insured; or (2)the Base Policy Specified Amount would be decreased below two times the total benefit amount already paid for the Insured for whom the greatest of amount Rider benefit has been paid.Invoking the Rider To invoke this Rider, a covered Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment or (2) unable to perform without substantial assistance least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The covered Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the covered Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the covered Insured's medical records and physical examinations of the covered Insured. In addition, a 90-day waiting period beginning the day after a covered Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If a covered Insured does not require qualified long-term care services over a continuous 90-day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once by a covered Insured, each Insured respectively if both are covered, while the Rider is in effect. Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date. Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs. After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: new policy loans (existing policy loans reduce the total amount available for long-term care benefits, but do not impact eligibility to invoke this Rider), partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable: •Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge for a covered Insured will be waived while Long-Term Care Rider benefits are being paid for that covered Insured; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient. •Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for this Rider and other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing. •Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit. If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Long-Term Care Benefit Value or Cash Value in calculating the Death Benefit. This will reduce the Death Benefit, unless the Total Long-Term Care Rider Benefit Value equals the Base Policy Specified Amount and no benefits have been paid under this Rider. To avoid a potential reduction of the Death Benefit due to the Rider’s policy lapse protection feature, the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature. •Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and a covered Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement. •Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received. Claims Written notice of a claim must be given within 30 days after a covered Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms a covered Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for a qualifying covered Insured. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have a covered Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid for that covered Insured. Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse. Long-Term Care Referral Service If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice. Termination of Coverage A covered Insured’s coverage terminates when that Insured dies. The Rider will terminate when the Overloan Lapse Protection Rider II or the Policy Split Option Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of an Insured’s coverage, Rider benefits will no longer be available for that Insured, except as described below, and the applicable Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above. Long-term care benefits can be claimed after termination, if a covered Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments for the applicable Insured will end when their maximum lifetime benefit has been paid. Long-Term Care Rider Charge There is a separate monthly charge deducted from the Cash Value for each covered Insured. The charge compensates Nationwide for providing long-term care benefits upon a covered Insured meeting certain eligibility requirements. The monthly Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount for each covered Insured. Each increase of a covered Insured’s Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to a covered Insured’s potential need for long-term care over time and will vary by a covered Insured's sex, Issue Age, rate class, rate type, rate class multiple, and the effective date of coverage. The Long-Term Care Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. The monthly charge for a covered Insured terminates at Attained Age 100 or upon termination of coverage for the covered Insured.
Calculation Method of Benefit [Text Block]
Example:
Assume a covered Insured’s Long-Term Care Specified Amount is $400,000. If the
invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the Long-Term Care
Specified Amount ($400,000 x 2%=$8,000). If there is no Indebtedness, this monthly benefit will be paid until either the covered Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to a covered Insured’s maximum lifetime benefit.

Nationwide Survivorship II VUL | FourYearTermInsuranceRiderChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Four Year Term Insurance Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year four	$0.0009 per $1,000 of Rider Death Benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.34%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Four Year Term Insurance Rider
Purpose of Benefit [Text Block]	Adds an elected percentage of the Base Policy Specified Amount to the Death Benefit
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Rider only available to be elected at the time of application● Rider benefit limited to the elected percentage from 10% to 122.22% of the Base Policy Specified Amount on the Policy Date reduced by any decreases● The Surviving Insured must die while the Policy is In Force and within four years of the Policy Date● If the Surviving Insured commits suicide within two years from the Policy Date, the benefit will be limited to the total charge deducted for this Rider● The Policy Owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount● The Rider terminates if either the Extended No-Lapse Guarantee Rider or the Policy Split Option Rider is invoked
Name of Benefit [Text Block]	Four Year Term Insurance Rider
Operation of Benefit [Text Block]	Four Year Term Insurance Rider This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that the Surviving Insured died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the Base Policy Specified Amount and the minimum is 10%. The Policy Owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date. The Four Year Term Insurance Rider Specified Amount will not change unless the Base Policy Specified Amount is decreased below the Base Policy Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally. If the Surviving Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider. This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next Policy Monthaversary. Four Year Term Insurance Rider Charge The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective Policy Monthaversary when this Rider's charge is calculated. This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Interaction with other Riders This Rider terminates if the Policy Split Option Rider is invoked.
Calculation Method of Benefit [Text Block]
Example:
Assume the following:
● Base Policy Specified Amount is $500,000
● Death Benefit Option 2
● Cash Value is $40,000
● Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
● No Indebtedness
● No Long-Term Care Rider benefits have been paid
● Neither the Extended No-Lapse Guarantee Rider nor the Policy Split Option Rider have been invoked
If the Surviving Insured dies within the first four policy years and the Surviving Insured did not commit suicide within the first two years from the Policy Date, the Death Benefit under the base policy will be $540,000 and the Death Benefit under the Four Year Term Insurance
Rider will be $611,100, for a total Death Benefit of $1,151,100.

Nationwide Survivorship II VUL | PolicySplitOptionRiderChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Split Option Rider Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.03%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Other Annual Expense, Representative [Text Block]
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	$0.022 per $1,000 of Base Policy Specified Amount

Name of Benefit [Text Block]	Policy Split Option Rider
Purpose of Benefit [Text Block]	Allows Policy Owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Rider only available to be election at the time of application● Can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes● The Policy Owner must provide Nationwide with written notice of a qualifying event within 12 months of its occurrence● Cannot be invoked during a Grace Period, after one Insured has died, or when the older Insured reaches Attained Age 80● Rider must be terminated to add Long-Term Care Rider after the policy is issued
Name of Benefit [Text Block]	Policy Split Option Rider
Operation of Benefit [Text Block]	Policy Split Option Rider The Policy Split Option Rider is only available for election at the time of application and if the Long-Term Care Rider is not elected. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued. This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes: •the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and •a federal tax law change occurs resulting in reduction of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider. There is no Cash Surrender Value or loan value attributable to this Rider. In order to invoke the Rider, the Policy Owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period. The following will apply to the new policies issued as a result of the policy exchange: (1)The initial specified amount of each of the new policies will be the lesser of: (a)one-half of the Base Policy Specified Amount on the Policy Date; or (b)one-half of the Base Policy Specified Amount on the exchange date. (2)The following policy values will be split evenly between the new policies, one-half to each: (a)the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date; (b)any policy Indebtedness on the exchange date. If the Indebtedness applied to a new policy exceeds the maximum permitted Indebtedness for that new policy, the excess must be repaid on the exchange date. (3)Premium requirements, charges, and deductions for each new policy will be based on each Insured's underwriting class under the existing policy and Attained Age as defined by the new policy. (4)Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date. The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the Policy Owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary. Policy Split Option Rider Charge The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The monthly charge rate is based on the average Attained Ages of the two Insureds on the Policy Date. The monthly charge is the product of the monthly charge rate and the lesser of the Base Policy Specified Amount in effect on the Policy Date divided by $1,000, or the Base Policy Specified Amount in effect on any Policy Monthaversary divided by $1,000. This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Interaction with other Riders Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate. If the Policy Split Option Rider is elected, it will terminate if the Overloan Lapse Protection Rider II is invoked or if the Policy Owner elects the Long-Term Care Rider after the policy is issued.
Calculation Method of Benefit [Text Block]
Example:
Assume both Insureds are living, the Rider was elected at the time of application, one of the two events described above has occurred, and the following:
● Base Policy Specified Amount of the initial policy: $500,000
● Cash Value of the initial policy: $60,000
This Rider allows the initial policy to be terminated and two new separate individual life insurance policies be issued on each Insured as follows:
Policy 1, insuring Insured 1
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy 2, insuring Insured 2
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000

Nationwide Survivorship II VUL | ExtendedNoLapseGuaranteeRiderPercentofSubAccountValueChargeMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]
Representative: an Attained Age 55 male preferred non-tobacco and Attained Age 55 female, preferred non-tobacco and policy year one	Monthly	0.075% of Cash Value allocated to the Sub-Accounts

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.124%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Nationwide Survivorship II VUL | GuaranteedPolicyContinuationProvisionMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Purpose of Benefit [Text Block]	During the No-Lapse Guarantee Period, the policy will not Lapse if Premium requirements are satisfied
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● The No-Lapse Guarantee Monthly Premium can change due to action by the Policy Owner● When the No-Lapse Guarantee Period ends, the policy may be at risk of LapseSee Guaranteed Policy Continuation Provision
Name of Benefit [Text Block]	Guaranteed Policy Continuation
Operation of Benefit [Text Block]	Guaranteed Policy Continuation ProvisionThe policy provides for a Guaranteed Policy Continuation Provision during the No-Lapse Guarantee Period shown in the Policy Specification Pages. During the No-Lapse Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the No-Lapse Guarantee Monthly Premium in effect for each respective month since the policy was issued.The No-Lapse Guarantee Monthly Premium required is stated in the Policy Specification Pages and will vary by the Insureds' Issue Ages, sexes, underwriting classifications, any Substandard Ratings, the Base Policy Specified Amount and any Riders elected. The No-Lapse Guarantee Monthly Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Base Policy Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the No-Lapse Guarantee Monthly Premium may change. A change will result in reissued Policy Specification Pages which will show the new No-Lapse Guarantee Monthly Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.When the No-Lapse Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.Duration of the No-Lapse Guarantee Period The No-Lapse Guarantee Period begins when Nationwide issues the policy. The duration of the No-Lapse Guarantee Period depends on the younger Insured's Issue Age on the Policy Date, as reflected in the following table:
Nationwide Survivorship II VUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts● Transfers may not be directed to the Fixed Account● Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected● Nationwide may modify, suspend, or discontinue these programs at any time● Transfers are only made monthlySee Policy Owner Services
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed each month until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Vto any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected. Restrictions on transfers from the Fixed Account do not apply to dollar cost averaging programs. If a dollar cost averaging program terminates at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is elected, see Fixed Account Restrictions. Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Calculation Method of Benefit [Text Block]
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Nationwide Survivorship II VUL | EnhancedDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Only available at the time of application, and only initial Premium is eligible for the program● Extended No-Lapse Guarantee Rider Advantage Program is not available when Enhanced Dollar Cost Averaging is elected● Transfers are only permitted from the Fixed Account● Transfers are only made monthly and only for the first policy yearSee Policy Owner Services
Name of Benefit [Text Block]	Enhanced Dollar Cost Averaging
Operation of Benefit [Text Block]	Enhanced Dollar Cost Averaging Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. Enhanced dollar cost averaging is not available if the Extended No-Lapse Guarantee Rider Advantage Program is elected, see Extended No-Lapse Guarantee Rider. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Calculation Method of Benefit [Text Block]
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Nationwide Survivorship II VUL | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program● Rebalances only permitted on a three, six, or 12 month scheduleSee Policy Owner Services
Name of Benefit [Text Block]	Asset Rebalancing
Operation of Benefit [Text Block]	Asset Rebalancing A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event. A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Calculation Method of Benefit [Text Block]
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Survivorship II VUL | AutomatedIncomeMonitorMember
Prospectus:
Name of Benefit [Text Block]	Automated Income Monitor
Purpose of Benefit [Text Block]	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Only available to policies that are not modified endowment contracts● Policy Owners are responsible for monitoring the policy to prevent Lapse● Program will terminate upon the occurrence of specified events● Nationwide may modify, suspend, or discontinue the program at any timeSee Policy Owner Services
Name of Benefit [Text Block]	Automated Income Monitor
Operation of Benefit [Text Block]	Automated Income Monitor Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts. Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors. At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center. A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections: (1)Payment type: (a)Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or (b)Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration. (2)Illustration assumptions: (a)an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form; (b)minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date; (c)a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and (d)payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only. Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse. Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center. Automated Income Monitor programs are subject to the following additional conditions: (1)To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when: (a)the policy's Investment in the Contract is reduced to zero; (b)a partial surrender within the first 15 policy years would be a taxable event; (c)or to prevent the policy from becoming a MEC, see Taxes. Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans. (2)While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted. (3)Programs will terminate on the earliest of the following: (a)Nationwide’s receipt at the Service Center of a written request to terminate participation; (b)at the time the policy enters a Grace Period or terminates for any reason; (c)if, while an Automated Income Monitor program is active, a separate request for a policy loan or partial surrender is made; (d)upon a change of Policy Owner; (e)for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election; (f)on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified; (g)for policies with the guideline premium life insurance qualification test elected, at any time the scheduled partial surrender would cause the policy to fail to qualify as life insurance under Section 7702 of the Code, this might occur if the Base Policy Specified Amount is significantly decreased prior to beginning an Automated Income Monitor program, consult your financial professional; (h)the policy's Maturity Date; or (i)when the Overloan Lapse Protection Rider is invoked or when the Long-Term Care Rider begins providing benefits after the elimination period. Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Calculation Method of Benefit [Text Block]
Example:
Assume:
● Younger Insured's Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (younger Insured's Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at the younger
Insured's Attained Age 95 and the Fixed Duration option for 25 years.
● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at the younger Insured's Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Nationwide Survivorship II VUL | ExtendedNoLapseGuaranteeRiderMember
Prospectus:
Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Rider only available to be elected at the time of application for policies with Death Benefit option 1● If the Death Benefit is changed from Death Benefit Option 1 this Rider will terminate● Policy must be managed as illustrated to maintain the Rider’s no-lapse guarantee● Available variable investment options are limited
Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider
Operation of Benefit [Text Block]	Extended No-Lapse Guarantee Rider This Rider is only available for election at the time of application for the policy and only if Death Benefit Option 1 is elected. If this Rider is elected, the available investment options may be limited, as described below. Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a Policy Owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. Rider Benefit This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience. While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned Premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on Policy Owner selected assumptions, including: •an Attained Age of the younger Insured; •policy and Rider coverage elections in effect on the Policy Date; •any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and •any planned partial surrenders, policy loans, and loan repayments. Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of Premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the Policy Owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received. How this Rider Works If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if: (1)the protection provided by the Guaranteed Policy Continuation Provision has ended; (2)this Rider has not terminated; and (3)the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero. The no-lapse guarantee value is calculated as follows: (1)the prior day’s no-lapse guarantee value; plus (2)no-lapse guarantee interest factors; plus (3)Premium received; minus (4)no-lapse guarantee policy and Rider charge factors; minus (5)partial surrenders. The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against Premium or Cash Value. The no-lapse guarantee value factors vary by the amount of Premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other Riders. How Premium and loan payments are allocated, and the no-lapse guarantee interest and policy and Rider charge factors are applied, for purposes of calculating the no-lapse guarantee value is described in the Rider and Policy Specification Pages. If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional Premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value. If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional Premium may be required to prevent Lapse of the policy when the younger Insured reaches, or would have reached, the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value. Changes to Insurance Coverage The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage. If the death benefit option is changed from Death Benefit Option 1, this Rider will terminate. In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months. Rider Grace Period, Lapse, and Reinstatement This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a Grace Period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The Grace Period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months. If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement. Allocation Restrictions Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider. Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy Owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider. Termination of the Extended No-Lapse Guarantee Rider This Rider will terminate and no coverage will apply if any of the following occurs: •the younger Insured reaches, or would have reached, Attained Age 120; •the Rider Lapses; •the Overloan Lapse Protection Rider is invoked; •the policy terminates; •the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or •the death benefit option is changed from Death Benefit Option 1 to any other death benefit option. Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed. Extended No-Lapse Guarantee Rider Charges Two forms of charge are assessed while this Rider is In Force. Percent of Premium Charge A Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received. The Rider percent of Premium charge rate may vary by the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium received in a policy year. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 10% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase. Percent of Sub-Account Charge The monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts. The monthly Rider percent of Sub-Account charge rate may vary by policy based on the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ sexes, Issue Ages, rate classes, rate types, rate class multiples, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.50% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.90% for the first 10 policy years. The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Calculation Method of Benefit [Text Block]
Example:
Assume the following:
● the Extended No-Lapse Guarantee Rider is In Force;
● the policy’s Guaranteed Policy Continuation Provision has ended;
● the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
● the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Nationwide Survivorship II VUL | ExtendedNoLapseGuaranteeRiderAdvantageProgramMember
Prospectus:
Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider Advantage Program
Purpose of Benefit [Text Block]	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	● Only available to be elected at the time of application when the Extended No-Lapse Guarantee Rider is elected● Only Premium received during the first policy year in excess of a designated dollar amount receives the reduced charge factor rate● All Premium received during the first policy year is applied to the program’s originating Sub-Account● Transfers are only made monthly from the date the initial Premium is applied and the program terminates after 60 transfers● Available investment options to receive program transfers are limited to the options available under the Extended No-Lapse Guarantee Rider● Enhanced dollar cost averaging is not available when the Advantage Program is elected● Program Value is not available to participate in dollar cost averaging, asset rebalancing programs, or Directed Monthly Deductions● Requested termination of the program is not permitted without first terminating the Extended No-Lapse Guarantee Rider
Name of Benefit [Text Block]	Extended No-Lapse Guarantee Rider Advantage Program
Operation of Benefit [Text Block]	Extended No-Lapse Guarantee Rider Advantage Program The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected. If the Advantage Program is elected, the following restrictions apply: •enhanced dollar cost averaging is not available; •the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and •requested transfers of Program Value are not permitted while the Advantage Program is in effect. The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events. The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected. Benefit Provided by the Advantage Program The Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met: •Program Value is automatically allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and •an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider. The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders. The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date. Termination of the Advantage Program The Advantage Program will terminate on the earliest of the following occurrences: •Nationwide receives the Policy Owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated; •the date the Program Duration has been completed; or •the date the policy terminates for any reason. If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the Policy Owner requests termination, or the Program Duration ends. If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the Policy Owner directs Nationwide otherwise.
Calculation Method of Benefit [Text Block]
Example:
Assume the following:
● Younger Insured is Male, Issue Age 35; ● Risk Class Non-Tobacco; ● Specified Amount $500,000; and ● no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the Policy Owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $61,470 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account L and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the Policy Owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to the younger Insured’s Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the Policy Owner had not participated in the Advantage Program, the initial Premium of $61,470 would have only provided a no-
lapse guarantee to the younger Insured’s Attained Age 93.

Nationwide Survivorship II VUL | LoansMember
Prospectus:
Operation of Benefit [Text Block]	Policy Loans After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds. Loan Amount The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below. Collateral and the Policy Loan Account As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and Fixed Account. Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. If the Policy Owner elects transfer from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested Policy loan amount, the remainder of the Policy loan will also be transferred in the same order as monthly deductions are taken. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency. The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate of 1.00%. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account. Interest Charged Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit. If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan. Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually. Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity. When Interest is Charged and Credited Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options: •Annually, at the end of a policy year; •At the time a new loan is requested; •When a loan repayment is made; •Upon the Surviving Insured's death; •Upon policy Lapse; and/or •Upon a full surrender of the policy. In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness. Repayment The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts. Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness. Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments. If the Policy Owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Program Value. Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts and Fixed Account according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the Fixed Account are subject to the same restrictions as Premium, see Premium Payments. Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Calculation Method of Benefit [Text Block]
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.

Nationwide Survivorship II VUL | NoLapseGuaranteePolicyContinuationMember
Prospectus:
Calculation Method of Benefit [Text Block]
Younger Insured's Issue Age:	18-69	70 or older
Duration of No-Lapse Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years

Nationwide Survivorship II VUL | DeathBenefitOption1Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death.
Nationwide Survivorship II VUL | DeathBenefitOption2Member
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death.